Income tax expense : Reconciliation between actual income tax expense and amount computed by applying the statutory tax rate to income before income taxes (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure - Income tax expense calculated by multiplying net income before tax with the tax rate [Abstract]
Income (loss) before income tax		₩ (2,000,819)	₩ 3,614,218	₩ 10,513,468
Income tax expense (benefit) computed at applicable tax rate	[1]	(550,225)	874,641	2,544,259
Adjustments		(80,448)	1,293,699	589,769
Effect of applying gradual tax rate		(1,408)	(5,082)	(5,082)
Effect of non-taxable income		(1,705)	(32,032)	(29,554)
Effect of non-deductible expenses		40,151	15,032	22,258
Effect of tax losses that are not recognized as deferred tax asset		2,086	0	0
Effects of tax credits and deduction		(39,471)	(161,069)	(194,731)
Recognition (reversal) of unrecognized deferred tax asset, net		(28,509)	44,573	(86,845)
Effect of change in deferred tax due to change in tax rate		261	1,055,154
Deferred income tax related to investments in subsidiaries and associates		(52,618)	394,145	862,956
Others, net		765	(17,022)	20,767
Adjustment in respect of prior years due to change in estimate		(195,648)	4,484	231,113
Income tax expense (benefit)		₩ (826,321)	₩ 2,172,824	₩ 3,365,141
Effective tax rate	[2]		60.00%	32.00%

[1]	Applicable tax rate is 24.2% as of December 31, 2016 and 2017, and 27.5% as of December 31, 2018.
[2]	The effective tax rate for the year ended December 31, 2018 is not calculated for income tax benefit.